UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Formerly, Multi-Sector Option Strategy Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 35.3%

Security			Principal Amount (000’s omitted)	Value
BACM, Series 2004-5, Class A4, 4.936%, 11/10/41(1)			$577	$576,211
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42			1,187	1,188,829
BACM, Series 2005-1, Class A5, 5.267%, 11/10/42(1)			1,916	1,944,126
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(1)			185	187,224
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41			438	438,855
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(1)			631	631,844
GCCFC, Series 2005-GG3, Class A4, 4.799%, 8/10/42(1)			895	901,459
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48			111	111,349
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41			2,000	2,012,197
HILT, Series 2013-HLT, Class CFX, 3.714%, 11/5/30(2)			1,630	1,666,949
JPMCC, Series 2005-LDP5, Class A4, 5.237%, 12/15/44(1)			2,590	2,695,544
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(1)			392	392,523
MLMT, Series 2005-LC1, Class A4, 5.291%, 1/12/44(1)			1,363	1,427,700
MSC, Series 2003-T11, Class B, 5.457%, 6/13/41(1)			173	174,207
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42			1,697	1,714,602
MSC, Series 2005-IQ9, Class A5, 4.70%, 7/15/56			854	858,818
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41			1,954	1,965,860
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(1)			233	233,977
WBCMT, Series 2005-C16, Class A4, 4.847%, 10/15/41(1)			1,851	1,863,209

Total Commercial Mortgage-Backed Securities (identified cost $20,959,420)				$20,985,483

Asset-Backed Securities — 1.4%

Security			Principal Amount (000’s omitted)	Value
Computers —1.4%
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(2)			$800	$800,000

Total Asset-Backed Securities (identified cost $799,909)				$800,000

Call Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	8	$2,105	8/1/14	$20
S&P 500 Index	8	2,090	8/8/14	20
S&P 500 Index	9	2,090	8/16/14	90
S&P 500 Index	8	2,100	8/22/14	120
S&P 500 Index FLEX	9	2,100	8/4/14	0
S&P 500 Index FLEX	9	2,095	8/6/14	0
S&P 500 Index FLEX	9	2,105	8/11/14	0
S&P 500 Index FLEX	9	2,105	8/13/14	0
S&P 500 Index FLEX	9	2,095	8/18/14	3
S&P 500 Index FLEX	9	2,110	8/20/14	4
S&P 500 Index FLEX	9	2,100	8/25/14	15
S&P 500 Index FLEX	9	2,100	8/27/14	22

Total Call Options Purchased (identified cost $3,024)				$294

Put Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	8	$1,820	8/1/14	$160
S&P 500 Index	8	1,790	8/8/14	1,480
S&P 500 Index	9	1,795	8/16/14	3,172
S&P 500 Index	8	1,805	8/22/14	4,800
S&P 500 Index FLEX	9	1,810	8/4/14	37
S&P 500 Index FLEX	9	1,800	8/6/14	142
S&P 500 Index FLEX	9	1,812	8/11/14	915
S&P 500 Index FLEX	9	1,810	8/13/14	1,232
S&P 500 Index FLEX	9	1,775	8/18/14	1,214
S&P 500 Index FLEX	9	1,815	8/20/14	3,010
S&P 500 Index FLEX	9	1,800	8/25/14	3,491
S&P 500 Index FLEX	9	1,785	8/27/14	3,227

Total Put Options Purchased (identified cost $20,603)				$22,880

Short-Term Investments — 63.1%

U.S. Treasury Obligations — 1.8%

Security			Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.01%, 9/4/14(4)			$1,100	$1,099,995

Total U.S. Treasury Obligations (identified cost $1,099,989)				$1,099,995

Other — 61.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)			$36,406	$36,406,067

Total Other (identified cost $36,406,067)				$36,406,067

Total Short-Term Investments (identified cost $37,506,056)				$37,506,062

Total Investments — 99.8% (identified cost $59,289,012)				$59,314,719

Call Options Written — (0.0)%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	8	$2,010	8/1/14	$(20)
S&P 500 Index	8	1,995	8/8/14	(360)
S&P 500 Index	9	1,995	8/16/14	(1,080)
S&P 500 Index	8	2,005	8/22/14	(1,160)
S&P 500 Index FLEX	9	2,005	8/4/14	(1)
S&P 500 Index FLEX	9	2,000	8/6/14	(22)
S&P 500 Index FLEX	9	2,007	8/11/14	(135)
S&P 500 Index FLEX	9	2,010	8/13/14	(185)
S&P 500 Index FLEX	9	2,000	8/18/14	(976)
S&P 500 Index FLEX	9	2,015	8/20/14	(485)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	9	$2,005	8/25/14	$(1,490)
S&P 500 Index FLEX	9	2,005	8/27/14	(1,744)

Total Call Options Written (premiums received $64,046)				$(7,658)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	8	$1,915	8/1/14	$(3,160)
S&P 500 Index	8	1,885	8/8/14	(6,360)
S&P 500 Index	9	1,890	8/16/14	(11,700)
S&P 500 Index	8	1,900	8/22/14	(15,600)
S&P 500 Index FLEX	9	1,905	8/4/14	(2,333)
S&P 500 Index FLEX	9	1,895	8/6/14	(2,817)
S&P 500 Index FLEX	9	1,910	8/11/14	(8,495)
S&P 500 Index FLEX	9	1,905	8/13/14	(8,823)
S&P 500 Index FLEX	9	1,870	8/18/14	(6,320)
S&P 500 Index FLEX	9	1,910	8/20/14	(14,036)
S&P 500 Index FLEX	9	1,895	8/25/14	(13,261)
S&P 500 Index FLEX	9	1,880	8/27/14	(11,545)

Total Put Options Written (premiums received $62,871)				$(104,450)

Other Assets, Less Liabilities — 0.4%				$215,110

Net Assets — 100.0%				$59,417,721

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

DEFT	-	Dell Equipment Finance Trust

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

HILT	-	Hilton USA Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $2,466,949 or 4.2% of the Portfolio’s net assets.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $30,262.

A summary of open financial instruments at July 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
	Foreign Currency Futures
9/14	16 Euro	Short	$(2,709,150)	$(2,678,400)	$30,750
	Interest Rate Futures
9/14	84 U.S. 2-Year Treasury Note	Short	(18,450,034)	(18,431,438)	18,596
9/14	11 U.S. 5-Year Treasury Note	Short	(1,306,574)	(1,307,195)	(621)
9/14	141 U.S. 10-Year Treasury Note	Long	17,726,602	17,569,922	(156,680)
9/14	41 U.S. Ultra-Long Treasury Bond	Long	6,188,513	6,184,594	(3,919)

					$(111,874)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Société Générale	$3,500	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/15/15	$(96,199)
Société Générale	7,000	Receives	SGI Vol Invest Beta 2 Index	Pays	1-Month USD- LIBOR-BBA +0.30%	6/15/15	$34,703

							$(61,496)

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	890	$614,590
Options written	3,760	2,397,191
Options exercised	(1,314)	(904,300)
Options expired	(3,126)	(1,980,564)

Outstanding, end of period	210	$126,917

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. During the fiscal year to date ended July 31, 2014, the Portfolio also held total return swap contracts to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: During the fiscal year to date ended July 31, 2014, the Portfolio entered into currency futures contracts to enhance total return. The Portfolio also purchased options on currency futures contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio purchases and sells U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased Options	$23,174	$—
Equity Price	Swap Contracts	34,703	(96,199)
Equity Price	Written Options	—	(112,108)

Total		$57,877	$(208,307)

Foreign Exchange	Futures Contracts*	$30,750	$—

Total		$30,750	$—

Interest Rate	Futures Contracts*	$18,596	$(161,220)

Total		$18,596	$(161,220)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,002,890

Gross unrealized appreciation	$—
Gross unrealized depreciation	(711,345)

Net unrealized depreciation	$(711,345)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$20,985,483	$—	$20,985,483
Asset-Backed Securities	—	800,000	—	800,000
Call Options Purchased	250	44	—	294
Put Options Purchased	9,612	13,268	—	22,880
Short-Term Investments -
U.S. Treasury Obligations	—	1,099,995	—	1,099,995
Other	—	36,406,067	—	36,406,067
Total Investments	$9,862	$59,304,857	$—	$59,314,719
Futures Contracts	$49,346	$—	$—	$49,346
Swap Contracts	—	34,703	—	34,703
Total	$59,208	$59,339,560	$—	$59,398,768

Liability Description
Call Options Written	$(2,620)	$(5,038)	$—	$(7,658)
Put Options Written	(36,820)	(67,630)	—	(104,450)
Futures Contracts	(161,220)	—	—	(161,220)
Swap Contracts	—	(96,199)	—	(96,199)
Total	$(200,660)	$(168,867)	$—	$(369,527)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014